INTANGIBLE ASSETS (Details Narrative) - Winvests Group Ltd [Member] - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Finite-Lived Intangible Assets, Net	$ 883,843
Amortization	126,307	$ 0
Finite-Lived Intangible Asset, Expected Amortization, Year One	84,198
Finite-Lived Intangible Asset, Expected Amortization, Year Two	336,830
Finite-Lived Intangible Asset, Expected Amortization, Year Three	336,830
Finite-Lived Intangible Asset, Expected Amortization, Year Four	$ 125,985